Fair Value Measurements (Details) - Fair Value Measurements	Mar. 31, 2023 USD ($)
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets:
U.S. Treasury Securities	$ 14,031,783